	CLIFFORD CAPITAL PARTNERS FUND
	SCHEDULE OF INVESTMENTS
	December 31, 2021 (unaudited)
	Shares		Fair Value
98.23%	COMMON STOCKS
15.16%	CONSUMER DISCRETIONARY
	AutoZone, Inc.*	1,270	$2,662,415
	Big Lots, Inc.	26,400	1,189,320
	eBay, Inc.	20,600	1,369,900
	Perdoceo Education Corp.*	107,100	1,259,496
	Qurate Retail, Inc. - Class A	203,600	1,547,360
			8,028,491
7.80%	CONSUMER STAPLES
	General Mills, Inc.	34,100	2,297,658
	The Kraft Heinz Co.	51,000	1,830,900
			4,128,558
4.72%	ENERGY
	Liberty Oilfield Services, Inc.*	78,600	762,420
	Schlumberger Ltd.	57,900	1,734,105
			2,496,525
22.12%	FINANCIALS
	American Express Co.	12,100	1,979,560
	CIT Group, Inc.	43,700	2,243,558
	Community Trust Bancorp, Inc.	43,400	1,892,674
	CVB Financial Corp.	82,100	1,757,761
	First Hawaiian, Inc.	82,300	2,249,259
	Westamerica Bancorp.	27,500	1,587,575
			11,710,387
12.39%	HEALTH CARE
	Cardinal Health, Inc.	33,700	1,735,213
	Change Healthcare, Inc.*	68,400	1,462,392
	GlaxoSmithKline PLC ADR	50,200	2,213,820
	Johnson & Johnson	6,700	1,146,169
			6,557,594
10.95%	INDUSTRIALS
	HNI Corp.	24,900	1,047,045
	Pitney Bowes, Inc.	213,800	1,417,494
	Raytheon Co.	20,900	1,798,654
	Stericycle, Inc.*	25,700	1,532,748
			5,795,941
19.77%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	56,200	2,345,788
	Cisco Systems, Inc.	22,000	1,394,140
	DXC Technology Co.*	53,800	1,731,822
	EVERTEC, Inc.	49,200	2,459,016
	NCR Corp.*	63,100	2,536,620
			10,467,386
5.32%	MATERIALS
	Compass Minerals International, Inc.	26,200	1,338,296
	Sealed Air Corp.	21,900	1,477,593
			2,815,889
98.23%	TOTAL COMMON STOCKS		52,000,771
98.23%	TOTAL INVESTMENTS		52,000,771
1.77%	Other assets, net of liabilities		937,366
100.00%	NET ASSETS		$52,938,137

* Non-income producing

** Effective 7 day yield as of December 31, 2021

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (unaudited)
		Shares		Fair Value
In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:
		Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$52,000,771	$-	$-	$52,000,771
Total Investments	$52,000,771	$-	$-	$52,000,771

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.

At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $42,210,232 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,639,456
Gross unrealized depreciation	(848,917)
Net unrealized appreciation	$9,790,539